STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Units sold in private placement, issuance costs	$ 201,434	$ 715,801	$ 282,773	$ 102,000